Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash and cash equivalents [line items]
Cash on hand, demand deposits and other short-term liquid financial instruments	$ 425,172	$ 536,160
Merchant clients funds yet to transfer to own balance amount	$ 128,725	$ 59,900